Share-Based Compensation - Equity-settled share-based payment plan (Detail) (T Bucks Employee Participation Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
T Bucks Employee Participation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, beginning balance		548,234
Shares acquired by the Trust	548,234
Number of Shares, Ending Balance	548,234	548,234
Outstanding awards expected to vest	548,234
Beginning Balance
Shares acquired by the Trust	$ 25.79
Fair Value, Ending Balance	$ 25.79
Outstanding awards expected to vest	$ 25.79